Financial risk management - Contractual maturities of financial liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities - Amortized Cost
Contractual maturities of financial liabilities
Financial liabilities	$ 35,859,407	$ 40,382,911
Contractual cash flows	36,682,845	41,239,161
Financial liabilities - Amortized Cost | Less than 1 year
Contractual maturities of financial liabilities
Contractual cash flows	29,857,808	30,172,707
Financial liabilities - Amortized Cost | 1 to 3 years
Contractual maturities of financial liabilities
Contractual cash flows	6,825,037	11,066,454
Accounts payable and accrued liabilities
Contractual maturities of financial liabilities
Financial liabilities	24,853,497	23,232,661
Contractual cash flows	24,853,497	23,232,661
Accounts payable and accrued liabilities | Less than 1 year
Contractual maturities of financial liabilities
Contractual cash flows	24,853,497	23,232,661
International loans
Contractual maturities of financial liabilities
Financial liabilities	882,085	1,980,229
Contractual cash flows	882,085	1,980,229
International loans | Less than 1 year
Contractual maturities of financial liabilities
Contractual cash flows	467,312	1,092,297
International loans | 1 to 3 years
Contractual maturities of financial liabilities
Contractual cash flows	414,773	887,932
Term loans
Contractual maturities of financial liabilities
Financial liabilities	5,916,956	8,278,004
Contractual cash flows	6,222,416	8,710,774
Term loans | Less than 1 year
Contractual maturities of financial liabilities
Contractual cash flows	2,478,838	2,481,550
Term loans | 1 to 3 years
Contractual maturities of financial liabilities
Contractual cash flows	3,743,578	6,229,224
Lease obligations
Contractual maturities of financial liabilities
Financial liabilities	4,206,869	6,892,017
Contractual cash flows	4,724,847	7,315,497
Lease obligations | Less than 1 year
Contractual maturities of financial liabilities
Contractual cash flows	2,058,161	3,366,199
Lease obligations | 1 to 3 years
Contractual maturities of financial liabilities
Contractual cash flows	$ 2,666,686	$ 3,949,298